Northern Lights Fund Trust III

Newfound Risk Managed Global Sectors Fund

Incorporated herein by reference is the definitive version of the supplement for Newfound Risk Managed Global Sectors Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 23, 2014, (SEC Accession No. 0000910472-14-002265).